Note 20 - Parent Company - Condensed Statement of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
NET INCOME	$ 15,673	$ 18,633
Other, net	498	(1,893)
Net cash provided by operating activities	18,362	15,422
Acquisition, net of cash paid	18,406	0
Stock options exercised	0	94
Repurchase of treasury shares	(6,119)	(12,291)
Cash dividends	5,490	4,240
Net cash used in financing activities	(75,393)	(79,231)
Decrease in cash	(65,685)	7,077
Common stock issued in business acquisition	73,265	0
Parent Company [Member]
NET INCOME	15,673	18,633
Equity in undistributed net income of Subsidiaries	(4,861)	(2,138)
Stock-based compensation	307	398
Loss (gain) on equity securities	173	(209)
Other, net	(297)	(664)
Net cash provided by operating activities	10,995	16,020
Acquisition, net of cash paid	10	0
Stock options exercised	0	94
Repurchase of treasury shares	(6,119)	(12,291)
Cash dividends	(5,490)	(4,240)
Net cash used in financing activities	(11,609)	(16,437)
Decrease in cash	(604)	(417)
CASH AT BEGINNING OF YEAR	805	1,222
CASH AT END OF YEAR	201	805
Common stock issued in business acquisition	$ 73,265	$ 0